Cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt	R$ 1,472,714	R$ 876,147	R$ 867,024
Acquisitions / Issuance	55,820	524,196	725,370
Write-off	(78,321)
Payments	(552,868)	(135,147)	(689,634)
Securities purchased under agreements to resell	(64,717)
Revaluation	(10,050)
Net foreign exchange differences	23,610	3,085	(35,091)
Interest accrued	52,821	84,367	62,663
Interest paid	(71,224)	(28,428)	(54,185)
Total debt	(644,929)	1,472,714	876,147
New IFRS
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt		1,024,641
Change in accounting policy			148,494
Total debt			1,024,641
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt	382,078	469,609	867,024
Acquisitions / Issuance	0	0	325,370
Write-off	0
Payments	(95,395)	(85,353)	(689,634)
Securities purchased under agreements to resell	0
Revaluation	0
Net foreign exchange differences	0	0	(35,091)
Interest accrued	11,892	26,250	56,125
Interest paid	(14,488)	(28,428)	(54,185)
Total debt	284,087	382,078	469,609
Borrowings | New IFRS
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt		469,609
Change in accounting policy			0
Total debt			469,609
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt	255,406	0	0
Acquisitions / Issuance	55,820	124,196	0
Write-off	(78,321)
Payments	(57,473)	(37,979)	0
Securities purchased under agreements to resell	0
Revaluation	(10,050)
Net foreign exchange differences	23,610	3,085	0
Interest accrued	19,456	17,610	0
Interest paid	0	0	0
Total debt	208,448	255,406	0
Lease liabilities | New IFRS
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt		148,494
Change in accounting policy			148,494
Total debt			148,494
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt		406,538	0
Acquisitions / Issuance	0	400,000	400,000
Write-off	0
Payments	(400,000)	(11,815)	0
Securities purchased under agreements to resell	(64,717)
Revaluation	0
Net foreign exchange differences	0	0	0
Interest accrued	21,473	40,507	6,538
Interest paid	(56,736)	0	0
Total debt	R$ 335,250		406,538
Debentures | New IFRS
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt		R$ 406,538
Change in accounting policy			0
Total debt			R$ 406,538